INCOME TAXES - Reconciliation of Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Earnings before income taxes	$ 394,310	$ 196,079
Computed income tax expense at Canadian statutory rates (25%)	98,578	49,020
Non-deductible expenses/ Non-taxable (income)	(4,751)	6,683
Foreign tax rate differential	10,801	5,484
Current and deferred Ontario Mining Tax	12,190	9,814
Renouncement of flow through expenditures	0	2,990
Revision in estimates	74	(1,953)
Recognition of previously unrecognized deferred tax assets	0	(40,471)
Withholding taxes	2,737	7,406
Other	738	(224)
Income tax expense	120,367	38,749
Current income tax expense	40,743	44,223
Deferred tax (recovery) expense	$ 79,624	$ (5,474)
Applicable tax rate	25.00%